Noncontrolling Interest - Summary of Changes in Noncontrolling Interest (Detail) $ in Thousands	12 Months Ended
May. 31, 2015 USD ($)
Noncontrolling Interest [Line Items]
Balance as of May 31, 2014
Capital Injection from noncontrolling interest shareholders	$ 3,791
Loss attributed to noncontrolling interest shareholders	(295)
Balance as of May 31, 2015	$ 3,496
Koolearn Corporation [Member]
Noncontrolling Interest [Line Items]
Balance as of May 31, 2014
Capital Injection from noncontrolling interest shareholders	$ 3,752
Loss attributed to noncontrolling interest shareholders	(294)
Balance as of May 31, 2015	$ 3,458
Beijing New Road Information Consulting Services Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Balance as of May 31, 2014
Capital Injection from noncontrolling interest shareholders	$ 39
Loss attributed to noncontrolling interest shareholders	(1)
Balance as of May 31, 2015	$ 38